Summary of Warrants Exercise Transactions (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	35,111,187
Proceeds from exercise of options | $	$ 20,087
September 2019 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	2,000,000
Exercise Price | $ / shares	$ 1.65
Proceeds from exercise of options | $	$ 3,300
February 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	1,739,130
Exercise Price | $ / shares	$ 1.20
Proceeds from exercise of options | $	$ 2,087
July 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	21,045,555
Exercise Price | $ / shares	$ 0.45
Proceeds from exercise of options | $	$ 9,471
July 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	1,866,667
Exercise Price | $ / shares	$ 0.5625
Proceeds from exercise of options | $	$ 1,050
August 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	7,589,883
Exercise Price | $ / shares	$ 0.47
Proceeds from exercise of options | $	$ 3,567
August 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	869,952
Exercise Price | $ / shares	$ 0.7040625
Proceeds from exercise of options | $	$ 612